CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
Current Assets
Cash and cash equivalents	$ 17,151,189	$ 20,024,483
Trade accounts receivable (net of allowances of US$876,300 and US$618,054 as of March 31, 2013 and 2014, respectively)	3,137,099	3,766,743
Prepaid expenses and other current assets (See Note 4)	986,149	927,183
Total current assets	21,274,437	24,718,409
Property, plant and equipment - net (See Note 5)	3,571,222	5,780,172
Intangible assets, net (See Note 8)	0	1,922,502
Investments, at cost (See Note 6)	0	1,404,987
Recoverable taxes	1,149,031	2,978,558
Other non-current assets (See Note 9)	1,458,849	1,044,374
Total non-current assets	6,179,102	13,130,593
Total assets	27,453,539	37,849,002
Current liabilities
Accounts payable and accrued liabilities (See Note 10)	4,783,412	5,453,708
Customer advances and unearned revenues	1,772,273	1,509,095
Total current liabilities	6,555,685	6,962,803
Deferred tax liability (See Note 16)	0	185,982
Other non-current liabilities (See Note 11)	938,999	894,258
Total non-current liabilities	938,999	1,080,240
Total liabilities	7,494,684	8,043,043
Commitments and contingencies (See Note 24)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2013 and 2014; Issued: 14,810,178 equity shares as of March 31, 2013 and 2014 and outstanding 13,795,178 equity shares as of March 31, 2013 and 2014	1,756,726	1,756,726
Additional paid-in-capital	132,195,927	131,714,364
Accumulated other comprehensive loss	(14,389,651)	(11,532,390)
Accumulated deficit	(95,177,542)	(87,706,136)
Treasury shares, at cost (See Note 12) (1,015,000 equity shares as of March 31, 2013 and 2014)	(4,426,605)	(4,426,605)
Total shareholders' equity	19,958,855	29,805,959
Total liabilities and shareholders' equity	$ 27,453,539	$ 37,849,002